Cover	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-20333
Entity Registrant Name	NOCOPI TECHNOLOGIES, INC.
Entity Central Index Key	0000888981
Entity Tax Identification Number	87-0406496
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	480 Shoemaker Road
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	(610)
Local Phone Number	834-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false